Fair Value measurement of financial liabilities measured at fair value (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	₩ 13,344,925	₩ 12,395,998
Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,164,697	961,372
Financial liabilities measured at FVTPL | Gold deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	467,760	458,934
Financial liabilities designated at fair value through profit or loss(IFRS9) | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	9,409,456	8,535,800
Derivative liabilities | Trading purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	2,001,004	1,846,670
Derivative liabilities | Hedging purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	302,008	593,222
Level 1
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,679,311	1,536,466
Level 1 | Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,164,697	961,372
Level 1 | Financial liabilities measured at FVTPL | Gold deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	467,760	458,934
Level 1 | Financial liabilities designated at fair value through profit or loss(IFRS9) | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 1 | Derivative liabilities | Trading purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	46,854	116,160
Level 1 | Derivative liabilities | Hedging purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 2
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	2,845,155	3,378,710
Level 2 | Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 2 | Financial liabilities measured at FVTPL | Gold deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 2 | Financial liabilities designated at fair value through profit or loss(IFRS9) | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	897,967	1,702,063
Level 2 | Derivative liabilities | Trading purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,834,930	1,444,545
Level 2 | Derivative liabilities | Hedging purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	112,258	232,102
Level 3
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	8,820,459	7,480,822
Level 3 | Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 3 | Financial liabilities measured at FVTPL | Gold deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 3 | Financial liabilities designated at fair value through profit or loss(IFRS9) | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	8,511,489	6,833,737
Level 3 | Derivative liabilities | Trading purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	119,220	285,965
Level 3 | Derivative liabilities | Hedging purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	₩ 189,750	₩ 361,120